Note 27 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Cash at bank and in hand	$ 7,129	$ 4,522	$ 1,900	$ 1,939	$ 10,970	$ 28
Restricted cash	632	1,319
Total	21,686	19,267		18,385	20,255
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Total	21,686	19,267		22,340	20,255
Trade and other payables	12,281	11,016		11,724	5,878
Total	33,967	30,283		34,064	26,133
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Trade and other receivables	8,144	7,971		7,392	20,448
Cash at bank and in hand	7,129	4,522		1,939	10,970
Restricted cash	632	1,319
Total	$ 15,905	$ 13,812		$ 9,331	$ 31,418